Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan adopted the Vanguard Cycle 3 Pre-approved Defined Contribution Plan effective January 1, 2021. The Vanguard Group received an opinion letter from the IRS on the plan dated June 30, 2020, indicating that the plan is acceptable under Section 401 of the IRC for use by employers for the benefit of their employees. Subject to future events and circumstances, the Company and the Plan's tax advisor currently believe that the Plan and its underlying trust are currently designed and operated within the terms of the Plan and remain qualified under the applicable provisions of the IRC, and are tax-exempt. Therefore, a provision for income taxes has not been included in the Plan's financial statements.